Income Taxes - Summary of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Tax loss carry-forwards	$ 3,706,113	$ 2,030,373
Inventory provision	66,042	137,652
Allowance for doubtful accounts	46,883	24,033
Unrealized Profit	6,473	3,719
Other deductible temporary difference	2,112
Total deferred tax assets	3,827,623	2,195,777
Less: Valuation allowance	(3,039,926)	(1,139,566)	$ (2,129,655)	$ (2,788,084)
Net deferred tax assets	787,697	1,056,211
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(138,406)	(210,076)
Net deferred tax liabilities	$ (138,406)	$ (210,076)